EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2022
Disclosure of defined benefit plans [abstract]
EMPLOYEE BENEFITS

NOTE 22 – EMPLOYEE BENEFITS

In accordance with labor legislation in the countries in which Grupo Aval operates, and based on labor conventions and collective bargaining agreements signed between Grupo Aval’s subsidiaries and their employees, employees have short term benefits (including but not limited to salaries, holidays, legal and extralegal premiums, interests on severances and defined contribution plans such as severances), long-term benefits (including but not limited to seniority bonuses), post-employment benefits (including but not limited to medical aids) and retirement benefits (including but not  limited to severance payments to employees in Colombia who continue with labor regime before Law 50 of 1990 and legal and extralegal retirement pensions). Compensation of key management personnel (see note 34) includes salaries.

Through personnel benefits plans, Grupo Aval is exposed to several risks (interest rates), which are intended to be minimized by applying the risk management policies and procedures defined under Note 4.

The detail of the balance of liabilities for employee benefits as of December 31, 2022, and 2021 is as follows:

	December 31, 2022		December 31, 2021
Short term	Ps.	425,523	Ps.	552,889
Post-employment		349,587		522,196
Long term		133,085		134,831
Total	Ps.	908,195	Ps.	1,209,916

Plan Asset	Ps.	(18,176)	Ps.	(46,840)

Net employee benefits	Ps.	890,019	Ps.	1,163,076

22.1          Post-employment benefits

In Colombia, when employees retire after completing certain thresholds of years and time of service, retirement pensions are assumed by public or private pension funds based on defined contribution plans. Entities and employees contribute monthly defined amounts by law to gain entitlement to a pension at the time of retirement.

Unlike in Central America, in Colombia according to prior labor regimes, post-employment benefits for employees hired before (i) 1968 require pensions to be directly assumed the company for those employees that have fulfilled the requirements of age and years of service and (ii) 1990 entitle employees to receive a compensation equivalent to the last month of salary multiplied by each year of service.

Some subsidiaries have labor conventions or pay extra-legal premiums to employees retiring in compliance with the required age and time of service, when they start enjoying the pension granted by the pension funds.

Some retirees of Grupo Aval and its subsidiaries receive benefits including coverage of medical treatments.

As of December 31, 2022 and 2021, the post-employment benefit expense is composed of:

	December 31, 2022		December 31, 2021
Defined contribution plan	Ps.	101,862	Ps.	93,142
Defined benefit plan		34,623		33,454
Total	Ps.	136,485	Ps.	126,596

22.2          Long Term Employee Benefits

Some Grupo Aval subsidiaries grant their employees extra-legal long-term premiums during their working lives per every five years of service that they complete, calculated as days of salary per year of work.

Grupo Aval has recognized the liabilities corresponding to these benefits, based on the same actuarial calculations and using the same parameters as in retirement benefits.

The following table shows the Post-employment and long-term benefits movements during the years ended on December 31, 2022, 2021 and 2020 are as follows:

	Post-employment benefits						Long-term benefits
	December		December		December		December		December		December
	31, 2022		31, 2021		31, 2020		31, 2022		31, 2021		31, 2020
Balance at the beginning of the year	Ps.	522,196	Ps.	597,936	Ps.	590,914	Ps.	134,831	Ps.	180,090	Ps.	186,333
Business combination (1)		—		—		13,632		—		—		—
Service costs		3,845		2,749		3,819		14,815		18,454		17,915
Interests cost		30,778		30,705		29,632		8,949		7,982		8,563
Gain on settlements		—		278		—		—		—		—
Past Service Costs (2)		—		—		—		—		(28,009)		(15,659)
	Ps.	556,819	Ps.	631,668	Ps.	637,997	Ps.	158,595	Ps.	178,517	Ps.	197,152
Changes in actuarial assumptions from changes in demographic assumptions		—		(15)		—		—		(86)		—
Changes in actuarial assumptions from changes in financial assumptions		(69,967)		(54,996)		(6,152)		(14,149)		(19,976)		3,823
Changes in actuarial assumptions from changes in the experience		2,167		(21,264)		9,686		10,456		(2,893)		7,626
	Ps.	(67,800)	Ps.	(76,275)	Ps.	3,534	Ps.	(3,693)	Ps.	(22,955)	Ps.	11,449
Payments to employees		(51,306)		(51,591)		(53,327)		(21,817)		(20,731)		(28,511)
Liquidation of entities		(432)		—		—		—		—		—
Reclassification BAC (3)(4)		—		(1,002)		4,539		—		—		—
Loss of control in subsidiary (3)		(98,024)		—		—		—		—		—
Discontinued operations (3)		6,251		15,125		4,465		—		—		—
Effect of movements in exchange rates		4,079		4,271		728		—		—		—
Liability balance at the end of the year	Ps.	349,587	Ps.	522,196	Ps.	597,936	Ps.	133,085	Ps.	134,831	Ps.	180,090

Plan Assets
Balance at the beginning of the year plan assets	Ps.	(46,840)	Ps.	(38,241)	Ps.	(22,756)	Ps.	—	Ps.	—	Ps.	—
Business combination (1)		—		—		(13,632)		—		—		—
Recognition of the active plan		—		—		(840)		—		—		—
Interests income		(427)		(522)		(38)		—		—		—
Remeasurements on plan assets		5,885		(1,676)		236		—		—		—
Reclassification BAC (3)(4)		—		(3,189)		300		—		—		—
Loss of control in subsidiary (3)		27,269		—		—		—		—		—
Discontinued operations (3)		—		(798)		(825)		—		—		—
Effect of movements in exchange rates		(4,063)		(2,414)		(686)		—		—		—
Balance at the end of the year plan assets	Ps.	(18,176)	Ps.	(46,840)	Ps.	(38,241)	Ps.	—	Ps.	—	Ps.	—
Net Balance at the end of the year	Ps.	331,411	Ps.	475,356	Ps.	559,695	Ps.	133,085	Ps.	134,831	Ps.	180,090
(1)	See note 35, recognition of the business combination on Multi Financial Group, Inc.
(2)	The variation includes the effect of a change in a long-term institutional benefit plan for the year 2021 at Banco de Occidente and Fiduciaria de Occidente, and for the year 2020 at Porvenir and Fiduciaria Bogota which went from being a defined benefit plan to a defined contribution plan, through which the bank makes monthly contributions into a fund created for each employee.
(3)	See note 1.1., "Discontinued operation of BAC Holding".
(4)	Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022.

The assumptions used to calculate the obligation projected for different post-employment benefits employees are as follows:

	December 31,	December 31,
Post-employment benefits *	2022	2021
Discount interest rate	13.27%	7.15%
Inflation rate	3.00%	2.91%
Salary growth rate	3.58%	3.06%
Pension growth rate	3.00%	3.03%

* Entities in Colombia and subsidiaries abroad participate.

	December 31,	December 31,
Long-term benefits *	2022	2021
Discount interest rate	13.72%	7.20%
Inflation rate	3.00%	3.00%
Salary growth rate	4.00%	3.40%

* Only entities from Colombia participate.

Employee turnover is calculated based on the experience of each entity. For those entities where a sufficiently long statistic history is not yet available to support the actuarial bases, the SoA2003 table is used as a reference. With this table, the probability of permanence of personnel in the entity is established, modified according to the population factor of each benefit. Employee´s life expectancy is calculated based on the mortality tables RV08 (Colombia) and GA83 (Central America).

The sensitivity analysis for post-employment and long-term benefits liabilities due to defined benefits plans to different actuarial and financial variables is shown below, maintaining other variables at constant values (increase or decrease 50 basis points):

	-0.50 basic points				+0.50 basic points
At December 31, 2022	Post-employment benefits		Long-term benefits		Post-employment benefits		Long-term benefits
Discount interest rate	Ps.	8,242	Ps.	2,414	Ps.	(7,920)	Ps.	(2,317)
Salaries growth rate		(1,621)		(2,991)		1,671		3,101
Retirement growth rate		(7,191)		N/A		3,589		N/A

	-0.50 basic points				+0.50 basic points
At December 31, 2021	Post-employment benefits		Long-term benefits		Post-employment benefits		Long-term benefits
Discount interest rate	Ps.	17,436	Ps.	3,258	Ps.	(16,970)	Ps.	(3,073)
Salaries growth rate		(5,898)		(3,752)		5,513		3,946
Retirement growth rate		(13,832)		N/A		13,967		N/A

Future benefit payments projected, reflecting services, as the case may be, are expected to be paid as follows:

		Payments for post-		Payments for long-
Year		employment		term benefits
2023	Ps.	59,383	Ps.	22,578
2024		61,759		28,826
2025		61,134		29,827
2026		60,693		25,644
2027		60,100		27,505
Years 2028 – 2032		319,541		129,194
Total	Ps.	622,610	Ps.	263,574